Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Movement In Valuation Allowances And Reserves
Balance at beginning of year	$ 0	$ 0	$ 0
Other Additions	11,915
Deductions	0
Balance at end of year	11,915	0	0
Valuation reserve for deferred tax assets
Movement In Valuation Allowances And Reserves
Balance at beginning of year	0	0	0
Other Additions	11,915
Deductions	0
Balance at end of year	$ 11,915	$ 0	$ 0